GE INSTITUTIONAL FUNDS

International Equity Fund

Supplement dated May 29, 2012

To the International Equity Fund Summary Prospectus dated January 28, 2012

Effective May 29, 2012, the GE Institutional – International Equity Fund Summary Prospectus dated January 28, 2012 (the “Summary Prospectus”) is revised as follows:

International Equity Fund

On page 3 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser

Ralph R. Layman	14 years	Executive Vice President and Chief Investment Officer Emeritus

Jonathan L. Passmore	10 years	Senior Vice President

Michael J. Solecki	14 years	Senior Vice President and Chief Investment Officer – International Equities

This Supplement should be retained with your Summary Prospectus for future reference.